Financial assets and liabilities (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets And Liabilities [Line Items]
Non current financial assets	$ 5,088	$ 7,521
Lease debts	35,426	42,630
Cash and cash equivalents	61,533	143,251	$ 136,708	$ 93,216
Deposit	144,800	115,800
Research Tax Credits Financing Arrangement	6,400
Conditional advance	4,000
Financial liabilities, at fair value	114,660	138,581
Loss in financial expenses		300
Loss in fair value measurement	200
Gain in fair value measurement	800
Fair value other current liabilities	22,227	6,010
Fair value other current assets	200
Current liabilities other [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value other current liabilities	200	$ 300
State Guaranteed Loan [Member]
Disclosure of Financial Assets And Liabilities [Line Items]
Loan received from bank	4,100
European Investment Bank Loan [Member]
Disclosure of Financial Assets And Liabilities [Line Items]
Liability related to the EIB loan	$ 47,200
Us Dollar [member] | Cash Cash and Cash equivalents and current assets [Member]
Disclosure of Financial Assets And Liabilities [Line Items]
Cash in foreign currencies percentage	82.00%	78.00%	87.00%